Income Taxes - Schedule of Components Of the Income Tax Expense From Continuing Operations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Income Tax (Benefit) Expenses from Continuing Operations [Abstract]
Current	$ 38,193	$ 9,492
Deferred		11,842
Total income tax expense	$ 38,193	$ 21,334